Debt (Details Narrative) (Southwestern Montana Financial Center, Inc.) - Southwestern Montana Financial Center, Inc. [Member] - USD ($)					12 Months Ended
	Aug. 05, 2017	Jul. 21, 2017	Nov. 08, 2016	Apr. 15, 2015	Dec. 31, 2018	Dec. 31, 2017
Proceeds from note payable						$ 86,252
Note Agreement One [Member]
Proceeds from note payable		$ 59,000
Debt instrument, interest rate		2.99%
Debt instrument, maturity date		Aug. 20, 2020
Outstanding principal balance of note payable					31,797	51,118
Note Agreement Two [Member]
Proceeds from note payable	$ 27,252
Debt instrument, interest rate	2.99%
Debt instrument, maturity date	Sep. 04, 2021
Outstanding principal balance of note payable					18,386	25,083
Note Agreement Three [Member]
Proceeds from note payable			$ 24,018
Debt instrument, interest rate			2.90%
Debt instrument, maturity date			Dec. 08, 2019
Outstanding principal balance of note payable					6,882	15,605
Note Agreement Four [Member]
Proceeds from note payable				$ 14,536
Debt instrument, interest rate				5.67%
Debt instrument, maturity date				May 15, 2019
Outstanding principal balance of note payable					$ 1,341	$ 4,900